Derivative financial instruments - Fair value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments at fair value	$ 48.1	$ 19.2
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	$ 48.1	29.4
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value		$ (10.2)